Significant Accounting Policies (Details 3) $ in Thousands	Dec. 31, 2018 USD ($)
2019 [Member]
Significant Accounting Policies [Line Items]
Total	$ 4,789
2020 [Member]
Significant Accounting Policies [Line Items]
Total	1,201
2021 and thereafter [Member]
Significant Accounting Policies [Line Items]
Total	55
Product [Member] | 2019 [Member]
Significant Accounting Policies [Line Items]
Total	172
Product [Member] | 2020 [Member]
Significant Accounting Policies [Line Items]
Total
Product [Member] | 2021 and thereafter [Member]
Significant Accounting Policies [Line Items]
Total
Services [Member] | 2019 [Member]
Significant Accounting Policies [Line Items]
Total	4,617
Services [Member] | 2020 [Member]
Significant Accounting Policies [Line Items]
Total	1,201
Services [Member] | 2021 and thereafter [Member]
Significant Accounting Policies [Line Items]
Total	$ 55